Balance Sheet Components - Components of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Apr. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Related Disclosures
Accrued professional fees	$ 345		$ 122
Accrued compensation	1,124		924
Accrued clinical and nonclinical study costs	629
Accrued contract manufacturing	867		53
Other	240		137
Total accrued expenses and other current liabilities	$ 3,205		1,236
Predecessor Company
Balance Sheet Related Disclosures
Payroll and related liabilities			60	$ 62
Accrued bonus			864	745
Accrued professional fees			122	98
Early exercise liability			27	105
Other			163	166
Total accrued expenses and other current liabilities			$ 1,236	$ 1,176